Supplementary cash flows information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	$ 1,576	$ 8,290
Decrease (Increase) in inventory	667	(2,026)
Increase in other current assets	(181)	1,784
Decrease in accounts payable and accrued liabilities	(4,137)	(3,293)
Non-cash working capital items	$ (2,075)	$ 4,755